Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Collateral Received
Securities and other financial assets accepted as collateral	€ 292,474	€ 366,312
thereof [Abstract]
collateral sold or repledged	€ 240,365	€ 308,970

[1]	Prior period results have been restated.